Leases - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating Lease, Cost	¥ 37,447	$ 5,429	¥ 34,785
Short-term Lease, Cost	2,267	329	1,740
Operating Lease Rent Expenses			¥ 36,525	¥ 12,103
Cost of Sales [Member]
Operating Lease, Cost	9,875
Short-term Lease, Cost | $		1,432
Research and Development Expense [Member]
Operating Lease, Cost	2,971
Short-term Lease, Cost | $		431
Selling and Marketing Expense [Member]
Operating Lease, Cost	618
Short-term Lease, Cost | $		90
General and Administrative Expense [Member]
Operating Lease, Cost	¥ 26,250
Short-term Lease, Cost | $		$ 3,805